Short-Term Debt and Credit Agreements (Narrative) (Detail) - USD ($)		1 Months Ended				12 Months Ended
		Jan. 31, 2023	May 31, 2022	Apr. 30, 2022	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2023	Feb. 27, 2023	Nov. 30, 2022	Jul. 31, 2021	Jun. 30, 2021	Oct. 31, 2020	Nov. 30, 2017
Debt Instrument [Line Items]
Facility Limit	[1]					$ 6,000,000,000	$ 6,000,000,000
Short-term debt						$ 3,423,000,000	$ 2,314,000,000
Weighted-average percentage interest rates						4.73%	0.31%
Letters of credit outstanding, amount	[1]					$ 131,000,000	$ 202,000,000
Floating Rate Demand Notes
Debt Instrument [Line Items]
Short-term debt						$ 347,000,000	$ 431,000,000
Weighted-average percentage interest rates						4.24%	1.25%
Floating Rate Demand Notes | Shelf Registration for Sale of Demand Notes
Debt Instrument [Line Items]
Facility Limit														$ 3,000,000,000
Debt instrument, maximum principal outstanding amount													$ 1,000,000,000
Dominion Energy South Carolina Inc
Debt Instrument [Line Items]
Facility Limit						$ 500,000,000
Short-term indebtedness outstanding					$ 2,200,000,000
Debt, maturity month and year					2023-03
Questar Gas
Debt Instrument [Line Items]
Facility Limit						250,000,000
GENCO
Debt Instrument [Line Items]
Short-term indebtedness outstanding					$ 200,000,000
Debt, maturity month and year					2023-03
SBL Holdco
Debt Instrument [Line Items]
Facility Limit							$ 30,000,000
Dominion Solar Projects III, Inc
Debt Instrument [Line Items]
Facility Limit							25,000,000
Virginia Electric and Power Company
Debt Instrument [Line Items]
Facility Limit	[2]					6,000,000,000	6,000,000,000
Short-term debt						$ 941,000,000	$ 745,000,000
Weighted-average percentage interest rates						4.68%	0.26%
Letters of credit outstanding, amount	[2]					$ 140,000,000	$ 40,000,000
Revolving Credit Facility
Debt Instrument [Line Items]
Facility Limit												$ 6,000,000,000
Revolving Credit Facility | Virginia Electric and Power Company
Debt Instrument [Line Items]
Facility Limit										$ 3,000,000,000
Letter of Credit
Debt Instrument [Line Items]
Facility Limit						$ 2,000,000,000
Credit facility, amount borrowed									$ 0
Letter of Credit | Maximum
Debt Instrument [Line Items]
Letters of credit issued and outstanding								$ 1,000,000
Letter of Credit | Credit Facility, Maturing in June 2022
Debt Instrument [Line Items]
Facility Limit				$ 30,000,000
Credit facility, maturity date						Jun. 30, 2022
Line of credit facility, extended maturity date				Jun. 30, 2025
Credit facility, amount borrowed						$ 25,000,000	29,000,000
Letter of Credit | Amended And Restated Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, maturity date			Jun. 30, 2024
Letter of Credit | Virginia Electric and Power Company
Debt Instrument [Line Items]
Facility Limit						2,000,000,000
Letter of Credit | Virginia Electric and Power Company | Credit Facility, Maturing in January 2026
Debt Instrument [Line Items]
Facility Limit		$ 125,000,000
Credit facility, maturity date		Jan. 31, 2026
Term Loan Credit Agreement
Debt Instrument [Line Items]
Facility Limit											$ 1,300,000,000
Credit Facilities Maturing in December 2021 with 1 Year Automatic Renewals Through 2024 | DECP Holdings
Debt Instrument [Line Items]
Facility Limit							$ 110,000,000
Automatic renewal period							1 year
Letters of credit outstanding, amount						110,000,000	$ 110,000,000
Letters of credit borrowed, amount						$ 0	$ 0
364-Day Term Loan Facility
Debt Instrument [Line Items]
Facility Limit		$ 2,500,000,000
Credit facility, maturity date		Jan. 01, 2024
Credit facility, amount borrowed		$ 1,000,000,000

[1]	This credit facility matures in June 2026, with the potential to be extended by the borrowers to June 2028, and can be used by the borrowers under the credit facility to support bank borrowings and the issuance of commercial paper, as well as to support up to a combined $2.0 billion of letters of credit.
[2]	The full amount of the facility is available to Virginia Power, less any amounts outstanding to co-borrowers Dominion Energy, Questar Gas and DESC. The sub-limit for Virginia Power is set pursuant to the terms of the facility but can be changed at the option of the borrowers multiple times per year. At December 31, 2022, the sub-limit for Virginia Power was $1.75 billion. If Virginia Power has liquidity needs in excess of its sub-limit, the sub-limit may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. This credit facility matures in June 2026, with the potential to be extended by the borrowers to June 2028. The credit facility can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $2.0 billion (or the sub-limit, whichever is less) of letters of credit.